Consolidated Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)	Warrant Issued for Technology License[Member] Preferred Stock [Member]	Warrant Issued for Technology License[Member] Common Stock [Member]	Warrant Issued for Technology License[Member] Additional Paid-in Capital [Member]	Warrant Issued for Technology License[Member] Retained Earnings [Member]	Warrant Issued for Technology License[Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019						2,486	14,992
Balance at Dec. 31, 2019						$ 1,932,433	$ 15	$ 39,340,509	$ (42,847,513)	$ (1,574,556)
Sale of convertible preferred stock for cash (in shares)						300	0
Sale of convertible preferred stock for cash						$ 300,000	$ 0	0	0	300,000
Conversion of preferred stock to common stock (in shares)						(2,686)	716,790
Conversion of preferred stock to common stock						$ (2,156,338)	$ 717	2,155,621	0	0
Warrants issued in bridge financing						$ 0	$ 0	457,833	0	457,833
Common stock issued (in shares)						0	286,902
Issuance of common stock upon warrant exercise						$ 0	$ 287	2,213	0	2,500
Issuance of common stock upon debenture conversion (in shares)						0	177,626
Issuance of common stock upon debenture conversion						$ 0	$ 177	569,340	0	$ 569,517
Common stock issued for cancellation of accrued compensation (in shares)						0	300,001			300,001
Issuance of common stock upon cancellation of accrued compensation						$ 0	$ 300	1,499,700	0	$ 1,500,000
Sale of common stock for cash (in shares)						0	2,310,000
Sale of common stock for cash						$ 0	$ 2,310	11,156,186	0	$ 11,158,496
Issuance of common stock for services (in shares)						0	26,581			26,581
Issuance of common stock for services						$ 0	$ 27	94,373	0	$ 94,400
Stock option expense								18,730		18,730
Roundup of shares following reverse stock split (in shares)						0	1,203
Roundup of shares following reverse stock split						$ 0	$ 1	(1)	0	0
Net loss						$ 0	$ 0	0	(2,958,068)	(2,958,068)
Balance (in shares) at Dec. 31, 2020						100	3,834,095
Balance at Dec. 31, 2020						$ 76,095	$ 3,834	55,294,504	(45,805,581)	$ 9,568,852
Common stock issued (in shares)						0	835,900			145,866
Issuance of common stock upon warrant exercise						$ 0	$ 836	3,173,320	0	$ 3,174,156
Sale of common stock for cash (in shares)						0	1,644,000
Sale of common stock for cash						$ 0	$ 1,644	9,407,276	0	9,408,920
Issuance of common stock for services (in shares)						0	1,472
Issuance of common stock for services						$ 0	$ 1	5,999	0	6,000
Stock option expense								56,190		56,190
Net loss						$ 0	$ 0	0	(1,562,778)	(1,562,778)
Balance (in shares) at Mar. 31, 2021						100	6,315,467
Balance at Mar. 31, 2021						$ 76,095	$ 6,315	67,937,289	(47,368,359)	20,651,340
Balance (in shares) at Dec. 31, 2020						100	3,834,095
Balance at Dec. 31, 2020						$ 76,095	$ 3,834	55,294,504	(45,805,581)	9,568,852
Warrants issued in bridge financing	$ 0	$ 0	$ 209,825	$ 0	$ 209,825
Common stock issued (in shares)						0	889,739
Issuance of common stock upon warrant exercise						$ 0	$ 890	3,403,266	0	3,404,156
Sale of common stock for cash (in shares)						0	1,644,000
Sale of common stock for cash						$ 0	$ 1,644	9,407,276	0	$ 9,408,920
Issuance of common stock for services (in shares)						0	13,707			13,707
Issuance of common stock for services						$ 0	$ 14	71,827	0	$ 71,841
Stock option expense						0	0	269,427	0	269,427
Net loss						$ 0	$ 0	0	(18,570,317)	(18,570,317)
Repurchase of preferred stock (in shares)						(100)	0
Repurchase of preferred stock						$ (76,095)	$ 0	75,095	0	(1,000)
Balance (in shares) at Dec. 31, 2021						0	6,381,541
Balance at Dec. 31, 2021						$ 0	$ 6,382	68,731,220	(64,375,898)	4,361,704
Common stock issued (in shares)						0	2,360,000
Issuance of common stock upon warrant exercise						$ 0	$ 2,360	(2,336)	0	24
Stock option expense						0	0	190,191	0	190,191
Net loss						$ 0	$ 0	0	(2,427,515)	(2,427,515)
Balance (in shares) at Mar. 31, 2022						0	9,449,025
Balance at Mar. 31, 2022						$ 0	$ 9,449	$ 78,147,616	$ (66,803,413)	$ 11,353,652